Performance Trust Short Term Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 25.9%	Par	Value
BANK5
Series 2023-5YR3, Class B, 7.32%, 09/15/2056 (a)	$250,000	$260,510
Series 2024-5YR6, Class XA, 0.74%, 05/15/2057 (a)(b)(c)	9,996,217	256,195
Series 2024-5YR7, Class XA, 1.33%, 06/15/2057 (a)(c)	4,798,982	226,251
Series 2024-5YR9, Class AS, 6.18%, 08/15/2057 (a)	300,000	309,871
Series 2025-5YR13, Class XA, 1.06%, 01/15/2058 (a)(b)(c)	6,599,004	284,252
BBCMS Trust, Series 2024-5C27, Class XA, 0.82%, 07/15/2057 (a)(b)(c)	8,361,725	241,957
Benchmark Mortgage Trust
Series 2021-B28, Class XA, 1.26%, 08/15/2054 (a)(c)	4,979,900	269,592
Series 2025-V14, Class XA, 0.77%, 04/15/2057 (a)(c)	7,999,648	262,773
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class B, 4.12%, 05/10/2049	250,000	245,178
Commercial Mortgage Pass Through Certificates, Series 2024-CBM, Class A2, 5.87%, 12/10/2041 (a)(b)	250,000	251,979
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class B, 4.11%, 11/15/2052 (a)	300,000	274,349
Series 2025-5C1, Class XA, 1.16%, 03/15/2058 (a)(c)	4,999,891	236,680
Morgan Stanley Capital I, Inc.
Series 2017-H1, Class B, 4.08%, 06/15/2050	300,000	285,978
Series 2019-H7, Class C, 4.13%, 07/15/2052	250,000	223,867
Wells Fargo Commercial Mortgage Trust
Series 2016-C37, Class D, 3.16%, 12/15/2049 (a)(b)	250,000	224,503
Series 2018-C43, Class B, 4.25%, 03/15/2051 (a)	250,000	236,815
Series 2019-C49, Class D, 3.00%, 03/15/2052 (b)	250,000	212,361
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $4,280,405)		4,303,111

COLLATERALIZED LOAN OBLIGATIONS - 22.4%	Par	Value
ARES CLO
Series 2015-4A, Class A3RR, 5.66% (3 mo. Term SOFR + 1.40%), 10/15/2030 (b)	250,000	249,550
Series 2023-ALF4A, Class A1, 6.01% (3 mo. Term SOFR + 1.75%), 10/15/2036 (b)	250,000	250,444
ArrowMark Colorado Holdings, Series 2018-10A, Class CR, 5.77% (3 mo. Term SOFR + 1.50%), 10/20/2031 (b)	250,000	248,897
Blackstone, Inc.
Series 2018-1A, Class D, 7.14% (3 mo. Term SOFR + 2.86%), 04/17/2030 (b)	250,000	249,909
Series 2018-1A, Class D, 7.02% (3 mo. Term SOFR + 2.76%), 04/15/2031 (b)	250,000	250,604
CIFC Funding Ltd., Series 2023-3A, Class B, 6.57% (3 mo. Term SOFR + 2.30%), 01/20/2037 (b)	250,000	250,504
Elmwood CLO Ltd., Series 2023-2A, Class ER, 10.23% (3 mo. Term SOFR + 5.90%), 04/16/2036 (b)	250,000	250,000
Madison Park Funding Ltd.
Series 2016-24A, Class BR2, 5.82% (3 mo. Term SOFR + 1.55%), 10/20/2029 (b)	225,000	225,292
Series 2016-24A, Class CR2, 6.32% (3 mo. Term SOFR + 2.05%), 10/20/2029 (b)	250,000	250,400
Magnetite CLO Ltd., Series 2017-19A, Class ERR, 9.38% (3 mo. Term SOFR + 5.10%), 04/17/2034 (b)	250,000	245,708
Octagon Credit Investors LLC, Series 2022-1A, Class A1R, 6.08% (3 mo. Term SOFR + 1.75%), 11/16/2036 (b)	250,000	250,595
Octagon Investment Partners Ltd., Series 2021-1A, Class BR, 5.77% (3 mo. Term SOFR + 1.50%), 07/20/2034 (b)	250,000	249,417
Octagon Investment Partners XXII LLC, Series 2014-1A, Class DRR, 7.28% (3 mo. Term SOFR + 3.01%), 01/22/2030 (b)	250,000	249,910
Symphony CLO Ltd., Series 2020-23A, Class BR2, 5.61% (3 mo. Term SOFR + 1.35%), 01/15/2034 (b)	250,000	248,848
Voya CLO Ltd., Series 2016-3A, Class A3R2, 5.97% (3 mo. Term SOFR + 1.70%), 10/18/2031 (b)	250,000	250,089
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,729,829)		3,720,167

CORPORATE BONDS - 14.1%	Par	Value
Aerospace & Defense - 1.5%
Moog, Inc., 4.25%, 12/15/2027 (b)	250,000	242,557

Banks - 7.8%
Bank OZK, 2.75% to 10/01/2026 then 3 mo. Term SOFR + 2.09%, 10/01/2031	200,000	178,202
First Busey Corp., 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.11%, 06/01/2030	240,000	240,000
NBT Bancorp, Inc., 5.00% to 07/01/2025 then 3 mo. Term SOFR + 4.85%, 07/01/2030	250,000	247,490
Pacific Premier Bancorp, Inc., 5.38% to 06/15/2025 then 3 mo. Term SOFR + 5.17%, 06/15/2030	138,000	138,000
Park National Corp., 4.50% to 09/01/2025 then 3 mo. Term SOFR + 4.39%, 09/01/2030	250,000	244,058
Texas Capital Bank, 5.25%, 01/31/2026	250,000	248,243
		1,295,993

Healthcare Providers & Services - 1.4%
Centene Corp., 3.38%, 02/15/2030	250,000	227,942

Life Sciences Tools & Services - 0.8%
Charles River Laboratories International, Inc., 3.75%, 03/15/2029 (b)	150,000	139,345

Media - 1.1%
Sirius XM Radio LLC, 4.00%, 07/15/2028 (b)	200,000	189,910

Professional Services - 1.5%
Science Applications International Corp., 4.88%, 04/01/2028 (b)	250,000	243,851
TOTAL CORPORATE BONDS (Cost $2,313,251)		2,339,598

ASSET-BACKED SECURITIES - 10.1%	Par	Value
American Credit Acceptance Receivables Trust, Series 2024-2, Class C, 6.24%, 04/12/2030 (b)	250,000	252,892
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class A2, 6.19%, 04/19/2027	34,959	35,023
CPS Auto Trust, Series 2023-A, Class C, 5.54%, 04/16/2029 (b)	211,824	212,011
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69%, 06/15/2029	250,000	254,090
GLS Auto Receivables Trust, Series 2023-2A, Class C, 5.69%, 03/15/2029 (b)	250,000	251,286
Santander Consumer USA Holdings, Inc., Series 2023-4, Class B, 5.77%, 12/15/2028	250,000	252,661
Westlake Automobile Receivables Trust
Series 2021-2A, Class E, 2.38%, 03/15/2027 (b)	250,000	248,200
Series 2023-3A, Class B, 5.92%, 09/15/2028 (b)	170,000	170,982
TOTAL ASSET-BACKED SECURITIES (Cost $1,661,666)		1,677,145

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 10.0%	Par	Value
Freddie Mac Multifamily Structured Pass Through Certificates
Series K098, Class XAM, 1.39%, 08/25/2029 (a)(c)	1,985,000	103,419
Series K107, Class X1, 1.59%, 01/25/2030 (a)(c)	4,197,079	254,813
Series K115, Class X1, 1.32%, 06/25/2030 (a)(c)	4,344,576	237,775
Series K122, Class X1, 0.87%, 11/25/2030 (a)(c)	6,949,817	265,702
Series K164, Class X1, 0.28%, 05/25/2034 (a)(c)	10,898,262	267,026
Series K165, Class X1, 0.60%, 09/25/2034 (a)(c)	6,149,665	287,714
Series K744, Class X1, 0.86%, 07/25/2028 (a)(c)	10,317,050	232,165
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $1,659,761)		1,648,614

U.S. TREASURY SECURITIES - 7.1%	Par	Value
United States Treasury Notes/Bonds
3.88%, 05/15/2043	175,000	152,988
4.38%, 08/15/2043	175,000	163,294
4.75%, 11/15/2043	175,000	171,189
4.63%, 11/15/2044	250,000	239,570
United States Treasury Strip Principal
0.00%, 05/15/2042 (d)	430,000	185,992
0.00%, 08/15/2042 (d)	400,000	170,360
0.00%, 08/15/2044 (d)	250,000	94,954
TOTAL U.S. TREASURY SECURITIES (Cost $1,222,473)		1,178,347

MUNICIPAL BONDS - 3.5%	Par	Value
County of Clark Department of Aviation, 6.82%, 07/01/2045	250,000	275,154
Michigan Finance Authority, 3.27%, 06/01/2039	70,000	64,707
Oklahoma Development Finance Authority, 5.45%, 08/15/2028 (Obligor: Ou Medicine Obligated Grp)	250,000	242,503
TOTAL MUNICIPAL BONDS (Cost $585,722)		582,364

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 1.4%	Par	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR6, Class A1, 7.02%, 10/25/2037 (a)	240,055	235,532
TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $228,092)		235,532

SHORT-TERM INVESTMENTS - 4.6%		Value
Money Market Funds - 0.0%(e)	Shares
First American Government Obligations Fund - Class X, 4.22% (f)	1,467	1,467

U.S. Treasury Bills - 4.6%	Par
0.00%, 07/22/2025 (d)	250,000	248,538
0.00%, 08/26/2025 (d)	275,000	272,256
0.00%, 09/09/2025 (d)	240,000	237,214
		758,008
TOTAL SHORT-TERM INVESTMENTS (Cost $759,431)		759,475

TOTAL INVESTMENTS - 99.1% (Cost $16,440,630)		16,444,353
Other Assets in Excess of Liabilities - 0.9%		156,264
TOTAL NET ASSETS - 100.0%		$16,600,617
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2025.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $7,142,448 or 43.0% of the Fund’s net assets.

(c)	Interest only security.
(d)	Zero coupon bonds make no periodic interest payments.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Performance Trust Short Term Bond ETF
Notes to Schedule of Investments
May 31, 2025 (Unaudited)

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of May 31, 2025:

Performance Trust Short Term Bond ETF
Notes to Schedule of Investments (Continued)
May 31, 2025 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Non-Agency Commercial Mortgage Backed Securities	$–	$4,303,111	$–	$4,303,111
Collateralized Loan Obligations	–	3,720,167	–	3,720,167
Corporate Bonds	–	2,339,598	–	2,339,598
Asset-Backed Securities	–	1,677,145	–	1,677,145
Agency Commercial Mortgage Backed Securities	–	1,648,614	–	1,648,614
U.S. Treasury Securities	–	1,178,347	–	1,178,347
Municipal Bonds	–	582,364	–	582,364
Non-Agency Residential Mortgage Backed Securities	–	235,532	–	235,532
Money Market Funds	1,467	–	–	1,467
U.S. Treasury Bills	–	758,008	–	758,008
Total Investments	$1,467	$16,442,886	$–	$16,444,353

Refer to the Schedule of Investments for further disaggregation of investment categories.